Accounts Payable - Other	12 Months Ended
Dec. 31, 2012
Accounts Payable - Other [Abstract]
Accounts Payable - Other
Note 7 - Accounts Payable - Other

	December 31	December 31
	2011	2012

Liabilities regarding employees	$1,282	$1,563
Government institutions (*)	1	1,544
Accrued expenses	720	1,609
Related parties	34	-
Other	298	229
	$2,335	$4,945

(*)	of which $ 931 relate to withholding tax for distributed dividends